Fair Value Measurement - Schedule of Deferred Consideration in Respect of the Business Combinations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Consideration in Respect of the Business Combinations [Abstract]
Opening balance	$ 1,530	$ 4,970
Increase in deferred consideration due to acquisitions	3,216
Payment of deferred consideration	(2,285)	(3,757)
Gain from adjustment of deferred consideration	(120)
Amortization of interest and exchange rate	170	62
Working capital adjustments and other	539	255
Closing balance	$ 3,050	$ 1,530